EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2024 and twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$2,154	$2,065
Additions	53	464
Dispositions	—	(354)
Share of net income (loss)	54	132
Share of other comprehensive income (loss)	(8)	1
Distributions received	(125)	(172)
Foreign currency translation	(24)	18
Balance at end of period	$2,104	$2,154